Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the unaudited condensed consolidated financial statements were issued. Other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

Forward Purchase Agreement Warrant Amendment

On July 28, 2025, the Company and Meteora parties entered into Amendment No. 3 to the Shortfall Warrants to change the Exercise Price Floor to $1.50 for the 3,209,511 warrants that remained outstanding. The exercise price of the Shortfall Warrants continues to be based on the volume weighted average price of the Common Stock subject to the amended Exercise Price Floor.

18. Subsequent Events

The Company has evaluated all events occurring through the date on which these consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure, except for the following:

Loan from Related Party

Subsequent to the year ended December 31, 2024, the Company issued a promissory note (the “March 2025 Term Loan”) with a minimum principal amount of $5.0 million and up to $10.0 million to GAT. Upon meeting certain conditions, the Company may draw funds in $2.5 million tranches under the March 2025 Term Loan up to $10.0 million until the second anniversary of the March 2025 Term Loan. The March 2025 Term Loan has a five-year term and matures on March 6, 2030. The principal amount drawn bears interest at a rate of 8.0% per annum and is paid quarterly in arrears after the second anniversary of the March 2025 Term Loan. Interest will accrue and not be paid for the first two years of the term and will compound and be added to the principal balance of the March 2025 Term Loan on the first and second anniversary of the March 2025 Term Loan. The Company may prepay the accrued interest and principal of the March 2025 Term Loan without penalty, with 10 days’ notice. At closing, the Company requested and GAT agreed to fund an initial $5.0 million in principal under the March 2025 Term Loan. Additional draws will be made in $2.5 million tranches.

As a commitment fee, the Company will issue GAT warrants to purchase 375,000 shares of its Common Stock for each $2.5 million of principal funded under the March 2025 Term Loan. The warrants will have an exercise price equal to the closing price on the date of funding of the applicable tranche and a termination date as of the third anniversary of the initial closing for all warrants. At closing of the initial funding, the Company issued GAT warrants to purchase 750,000 shares of Common Stock at an exercise price of $1.35 per share.